Taxes - Schedule of Income (loss) Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income (loss) Before Income Taxes [Abstract]
Non-PRC	$ (94)	$ (119)
PRC	8,032	6,887
Income before income taxes	$ 7,938	$ 6,768